SHAREHOLDERS' EQUITY (Details) ₪ / shares in Units, $ / shares in Units, $ in Thousands		1 Months Ended			12 Months Ended
	Jul. 30, 2015 USD ($) $ / shares shares	Jul. 31, 2015 shares	Sep. 30, 2014 shares	Feb. 28, 2012 $ / shares shares	Dec. 31, 2015 ₪ / shares shares	Apr. 30, 2015 shares	Apr. 16, 2015 ILS (₪) ₪ / shares shares	Dec. 31, 2014 ₪ / shares shares
Class of Stock [Line Items]
Authorized grant of options, aggregate amount, shares						3,000,000
Options granted, maximum number of years before expiration					10 years
Warrants issued				1,200,000
Warrant exercise price | $ / shares				$ 2.50
Warrants issued, term, years				3 years
Common stock, price per share | $ / shares				$ 2.04
Risk free interest rate				0.41%
Volatility factor				52.50%
Dividend yield				0.00%
Contractual life, years				3 years
Number of warrants exercised			120,000
Ordinary shares on a cashless basis upon warrants exercise			69,749
Number of warrants expired		1,080,000
Amount of increase in authorized capital | ₪							₪ 200,000
Amount of authorized capital | ₪							₪ 450,000
Ordinary shares, shares authorized					30,000,000		30,000,000	16,333,333
Ordinary shares, par value per share | ₪ / shares					₪ 0.015		₪ 0.015	₪ 0.015
Initial Public Offering [Member]
Class of Stock [Line Items]
Stock issuance, shares	6,910,569
Equity issuance, price per share | $ / shares	$ 1.23
Proceeds from shares issued under initial public offering | $	$ 8,500
Stock issuance costs | $	$ 1,070